Business Combinations - Summary of Purchase Price of Acquisition, Fair Value of Identifiable Assets Acquired and Liabilities Assumed as of Acquisition Date (Parenthetical) (Details)	Feb. 10, 2021
Sprout Foods, Inc Acquisition
Disclosure Of Business Combinations [Line Items]
Percentage non-controlling interest measured at fair value	49.90%